Significant Accounting estimates and judgements	12 Months Ended
Dec. 31, 2023
Significant Accounting estimates and judgements
Significant Accounting estimates and judgements	Significant Accounting estimates and judgements

In preparing these consolidated financial statements, management is required to make significant judgments and estimates that affect the reported amounts of revenues, expenses, assets, liabilities, and equity in the consolidated financial statements and the accompanying disclosures. Estimates and judgements are continuously evaluated and are based on historical experience and other factors, including expectations of future events.

In the process of applying the Group’ accounting policies, management has made the following judgements and estimates, which have the most significant effect on the amounts recognized in the consolidated Group financial statements:

Impact of ongoing conflicts

We are continuing to closely monitor how the armed conflict between Russia and Ukraine, as well as the Israel-Hamas conflict, are affecting our business. As of December 31, 2023, we concluded there was no evidence of material changes to recoverability risk of business assets, including deferred tax assets and trade receivables. Olink does not have significant sales or direct supply from Russia, Belarus, Ukraine, or the proximate regions affected by the Israel-Hamas conflict, though the impact from the armed conflicts on macro-economic conditions is currently unknown and could in the future have a negative effect on our results of operations, cash flows, financial condition or growth plans.

We continue to closely monitor our IT systems based on the general risk of potential cyberattacks by state or quasi-state actors as a result of the conflict between Russia and Ukraine.
Share-based compensation
Key sources of estimation uncertainty
The Group estimates the cost of equity-settled transactions with employees and non-employees by reference to the fair value of the equity instruments at the date at which they are granted. The assumptions and models used for estimating the fair value of share-based compensation transactions are disclosed in Note 21. The Group also estimates a forfeiture rate to calculate the stock-based compensation expense for the awards. The forfeiture rate is estimated based on an analysis of actual forfeitures.
Impairment of Goodwill and Indefinite Lived Asset
Key sources of estimation uncertainty
In accordance with the accounting policy described in "ix" in Note 2.3, the Group annually performs an impairment test on goodwill and indefinite lived assets. The recoverable amount of each CGU has been determined based on its value in use calculation, which includes estimates about their future financial performance based on cash flows approved by management.

Accounting Judgement
Asset impairment requires managements judgement, particularly in assessing factors such as our ability to continue developing and expanding products and services offered to address emerging business demands, and our ability to hire and retain qualified professionals can affect future cash flows, and actual results might differ from future cash flows used in the goodwill impairment test. The assumptions used for estimating fair value and assessing available headroom based on conditions that existed at the testing date are disclosed in note 12. Historically, the Company has not recorded an impairment charge on goodwill.
Deferred Taxes
Accounting Judgement
The Group has recognized deferred tax assets for fiscal loss carry-forwards, and deductible temporary differences. The Group considers the analysis of forecast and future tax planning strategies. Estimates of taxable profit are made based on the forecast which are aligned with goodwill impairment testing assumptions, on an undiscounted basis. Management judgement is required concerning uncertainties that exist with respect to the timing of future taxable income required to recognize a deferred tax asset. At period end, we assess whether there is convincing evidence that the Group will generate future taxable income against which deferred tax assets can be utilized and, thus, that recovery is probable. See Note 9.
Leases
Key sources of estimation uncertainty
The discount rate is used to determine the initial carrying amount of the lease liabilities and the right-of-use assets. The Group cannot readily determine the interest rate implicit in the lease, therefore, it uses its IBR to measure lease liabilities. The Group estimates the IBR using observable inputs (such as market interest rates) when available and is required to make certain entity-specific estimates.

Accounting Judgement
At initial recognition and subsequent remeasurement, management uses judgement to determine the appropriate term applied in a lease contract. The outcome may turn out not to match the actual outcome of the lease and may have an adverse effect on the right-of-use assets. In determining the lease term, management considers all facts and circumstances that create an economic incentive to exercise an extension option, or not exercise a termination option. Extension options (or periods after termination options) are only included in the lease term if the lease is reasonably certain to be extended (or not terminated).
Development costs
Accounting Judgement
The Group has a process to determine whether development costs meet the criteria for capitalization. However, based on management’s judgement and the nature of the development activities, such criteria and in particular technical and economic feasibility is normally not met until the development phase is complete.